October 26, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	TCW Funds, Inc. (the “Corporation”)
File Nos. 33-52272 and 811-7170

Dear Sir or Madam:

On behalf of the Corporation, we hereby submit for filing pursuant to Rule 497(c) under the Securities Act of 1933 (“1933 Act”) and under the Investment Company Act of 1940 (“1940 Act”) exhibits containing interactive data format risk/return summary. These exhibits contain the risk/return summary information in the prospectus for the Corporation dated February 28, 2011, as amended October 14, 2011, as filed under Rule 497(c) of the 1933 Act on October 17, 2011. The purpose of this filing is to submit the XBRL information from the 497(c) filing made on October 17, 2011 for the Corporation.

Please contact the undersigned at 213-244-0290 if you have any questions regarding this filing.

Very truly yours,

/s/ Philip K. Holl
Philip K. Holl
Secretary